INCOME TAXES (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Current					$ 0	$ 0
Deferred					0	0
Deferred provision (credit)					(1,728)	1,623
Change in valuation allowance					1,728	(1,623)
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0